Revenue Recognition - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Deferred revenue, revenue recognized	$ 7.1		$ 7.8
Deferred revenue	$ 6.8		$ 6.8		$ 7.8
Percentage of revenue represented by each customer	28.00%	18.00%	21.00%	16.00%
Contract With Customer Liability Current					$ 7.8	$ 6.1
Contract with customers liability revenue recognized						$ 6.1
Customer Concentration Risk Member | Sales Revenue Net Member | Maximum [Member]
Percentage of revenue represented by each customer						10.00%
Major Customer One | Customer Concentration Risk Member | Sales Revenue Net Member
Percentage of revenue represented by each customer					16.70%
Major Customer One | Customer Concentration Risk Member | Accounts Receivable Member
Percentage of revenue represented by each customer					20.10%